Fair Value Measurements - Schedule of Company’s Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Schedule of Company’s Assets and Liabilities [Line Items]
Cash and investments held in Trust Account	$ 42,994,274	$ 127,782,882
Level 3 [Member]
Schedule of Company’s Assets and Liabilities [Line Items]
Derivative asset	28,245,500
Level 3 [Member]
Schedule of Company’s Assets and Liabilities [Line Items]
Derivative liabilities	$ 46,728,596